Fees for Managing Funds and Amounts Reimbursed (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Artisan Global Funds
Related Party Transaction [Line Items]
Investment management fees	$ 2,109	$ 633	$ 3,548	$ 1,217	$ 3,020	$ 1,255	$ 0
Fee waiver / expense reimbursement	301	47	427	379	653	660	0
Artisan Funds
Related Party Transaction [Line Items]
Investment management fees	107,533	80,220	205,613	159,082	333,218	303,919	261,535
Fee waiver / expense reimbursement	$ 1	$ 49	$ 122	$ 115	$ 171	$ 374	$ 441